EQUITY (Tables)	12 Months Ended
Jun. 30, 2025
Equity [abstract]
Stated share capital

Amounts in R million	2025	2024	2023

Authorised share capital
1,500,000,000 (2024 and 2023: 1,500,000,000) ordinary shares of no par value
5,000,000 (2024 and 2023: 5,000,000) cumulative preference shares of 10 cents each	0.5	0.5	0.5

Issued share capital
864,588,711 (2024 and 2023: 864,588,711) ordinary shares of no par value	6,208.4	6,208.4	6,208.4
2,153,302 (2024: 3,090,081; 2023: 3,896,663) treasury shares held within the Group (a)	(11.6)	(16.7)	(21.0)
5,000,000 (2024 and 2023: 5,000,000) cumulative preference shares of 10 cents each	0.5	0.5	0.5
	6,197.3	6,192.2	6,187.9

1 On 27 August 2025, 1,726,955 new ordinary shares were issued in terms of the new employee Single Incentive Plan incorporating the Deferred Share Plan. A further 1,082,033 new ordinary shares were issued in terms of the ELTI scheme on
20 October 2025, for the purposes of settling the conditional shares vesting on 19 October 2025, increasing the total issued ordinary shares to 867,397,699.

Dividends

Amounts in R million	2025	2024	2023

Dividends paid during the year net of treasury shares:
Final dividend declared relating to prior year: 20 SA cents per share (2024: 65 SA cents per share; 2023: 40 SA cents per share)	172.3	559.4	343.2
Interim dividend: 30 SA cents per share (2024: 20 SA cents per share; 2023: 20 SA cents per share)	258.7	172.3	172.1
Total	431.0	731.7	515.3